Hedging derivatives - By type (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Hedging derivatives
Fair value of hedging derivative assets	$ 9,256	$ 9,285
Hedging derivatives	7,523	8,393
Fair value hedges
Hedging derivatives
Fair value of hedging derivative assets	925	202
Hedging derivatives	5,306	5,136
Cash flow hedges
Hedging derivatives
Fair value of hedging derivative assets	8,331	9,083
Hedging derivatives	$ 2,217	$ 3,257